Leases - Disclosure of maturity analysis of lease liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	£ 325	£ 597
Not more than one year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	62	91
One to two years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	55	94
Two to three years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	49	80
Three to four years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	43	66
Four to five years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	28	66
Five to ten years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	72	181
Greater than ten years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Total undiscounted lease liabilities	£ 16	£ 19